PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Components of net periodic benefit cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 2
Interest cost	2	2	2
Expected return on plan assets	0	0	0
Amortization of net loss	0	0	0
Amortization of prior service credit	(3)	(3)	(3)
Settlement loss recognized	0	0	0
Other	0	0	0
Net periodic (benefit) cost	(1)	(1)	1
U.S. Plan | Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	2
Interest cost	8	8	10
Expected return on plan assets	(13)	(13)	(15)
Amortization of net loss	0	0	0
Amortization of prior service credit	0	0	0
Settlement loss recognized	0	0	0
Other	0	0	0
Net periodic (benefit) cost	(3)	(3)	(3)
Non-U.S. Plans | Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	3
Interest cost	5	6	6
Expected return on plan assets	(5)	(7)	(7)
Amortization of net loss	2	0	1
Amortization of prior service credit	(1)	(1)	(1)
Settlement loss recognized	0	0	2
Other	0	2	0
Net periodic (benefit) cost	$ 4	$ 3	$ 4